Federated Hermes Strategic Value Dividend Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.52%	13.10%
A
Prospectus [Line Items]
Average Annual Return, Percent		7.83%	4.95%	6.19%
C
Prospectus [Line Items]
Average Annual Return, Percent		12.21%	5.35%	6.14%
IS
Prospectus [Line Items]
Average Annual Return, Percent		14.36%	6.40%	7.05%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.83%	4.83%	5.17%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.55%	4.65%	5.14%
R6
Prospectus [Line Items]
Average Annual Return, Percent		14.57%	6.42%	7.07%

[1]	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.